Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
July 31, 2022
LCSK6-NPRT1-0922
1.9883968.105
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	1,285	57,477
Verizon Communications, Inc.	2,903	134,090
		191,567
Entertainment - 1.4%
Activision Blizzard, Inc.	1,072	85,706
Nintendo Co. Ltd. ADR	1,878	105,168
The Walt Disney Co. (b)	3,240	343,764
Universal Music Group NV	10,503	237,751
		772,389
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (b)	7,020	816,566
Class C (b)	6,300	734,832
Match Group, Inc. (b)	379	27,784
Meta Platforms, Inc. Class A (b)	2,488	395,841
Snap, Inc. Class A (b)	4,433	43,798
		2,018,821
Media - 2.5%
Comcast Corp. Class A	30,047	1,127,363
Interpublic Group of Companies, Inc.	7,187	214,676
		1,342,039
TOTAL COMMUNICATION SERVICES		4,324,816
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.3%
BorgWarner, Inc.	4,644	178,608
Automobiles - 0.1%
General Motors Co. (b)	1,159	42,025
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (b)	210	406,495
Expedia, Inc. (b)	878	93,112
Marriott International, Inc. Class A	972	154,373
Starbucks Corp.	618	52,394
		706,374
Household Durables - 0.5%
Mohawk Industries, Inc. (b)	1,264	162,399
Sony Group Corp. sponsored ADR	706	60,285
Whirlpool Corp.	193	33,364
		256,048
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	1,040	140,348
Multiline Retail - 0.0%
Target Corp.	50	8,169
Specialty Retail - 1.1%
Lowe's Companies, Inc.	3,004	575,356
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	50	5,746
TOTAL CONSUMER DISCRETIONARY		1,912,674
CONSUMER STAPLES - 5.1%
Beverages - 1.8%
Diageo PLC sponsored ADR	1,347	257,816
Keurig Dr. Pepper, Inc.	4,601	178,243
The Coca-Cola Co.	7,962	510,922
		946,981
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	64	34,643
Performance Food Group Co. (b)	1,763	87,639
Sysco Corp.	4,504	382,390
U.S. Foods Holding Corp. (b)	2,342	73,773
Walmart, Inc.	967	127,692
		706,137
Food Products - 0.1%
Lamb Weston Holdings, Inc.	1,002	79,819
Household Products - 0.2%
Colgate-Palmolive Co.	95	7,480
Spectrum Brands Holdings, Inc.	1,273	88,524
		96,004
Personal Products - 0.2%
Haleon PLC sponsored ADR (b)	15,687	110,280
Tobacco - 1.5%
Altria Group, Inc.	14,526	637,110
Swedish Match Co. AB	14,954	156,546
		793,656
TOTAL CONSUMER STAPLES		2,732,877
ENERGY - 13.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	400	10,276
Oil, Gas & Consumable Fuels - 13.2%
Canadian Natural Resources Ltd.	1,689	93,264
Cenovus Energy, Inc. (Canada)	40,039	762,916
EQT Corp.	1,276	56,182
Exxon Mobil Corp.	39,884	3,865,954
Hess Corp.	9,726	1,093,883
Imperial Oil Ltd.	4,203	201,428
Kosmos Energy Ltd. (b)	49,794	315,694
Phillips 66 Co.	1,181	105,109
Tourmaline Oil Corp.	9,253	579,726
		7,074,156
TOTAL ENERGY		7,084,432
FINANCIALS - 16.1%
Banks - 11.7%
Bank of America Corp.	43,259	1,462,587
JPMorgan Chase & Co.	4,346	501,355
M&T Bank Corp.	659	116,940
PNC Financial Services Group, Inc.	3,375	560,048
Truist Financial Corp.	7,811	394,221
U.S. Bancorp	6,673	314,966
Wells Fargo & Co.	66,628	2,922,970
		6,273,087
Capital Markets - 2.8%
KKR & Co. LP	4,792	265,764
Morgan Stanley	3,306	278,696
Northern Trust Corp.	5,284	527,238
Raymond James Financial, Inc.	1,426	140,418
State Street Corp.	4,229	300,428
		1,512,544
Consumer Finance - 0.3%
Discover Financial Services	1,312	132,512
Insurance - 0.2%
Chubb Ltd.	634	119,598
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	5,349	75,635
Radian Group, Inc.	22,812	510,304
		585,939
TOTAL FINANCIALS		8,623,680
HEALTH CARE - 13.5%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	1,868	13,842
Alnylam Pharmaceuticals, Inc. (b)	653	92,752
Argenx SE ADR (b)	88	32,050
Crinetics Pharmaceuticals, Inc. (b)	1,406	27,009
Insmed, Inc. (b)	2,284	50,522
Intercept Pharmaceuticals, Inc. (b)(c)	1,003	12,798
Vaxcyte, Inc. (b)	1,043	24,072
Verve Therapeutics, Inc. (b)	668	16,446
		269,491
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	177	19,265
Becton, Dickinson & Co.	493	120,445
Boston Scientific Corp. (b)	14,151	580,899
iRhythm Technologies, Inc. (b)	1	155
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,653	55,023
		775,787
Health Care Providers & Services - 6.2%
Cardinal Health, Inc.	4,707	280,349
Centene Corp. (b)	386	35,886
Cigna Corp.	2,547	701,342
CVS Health Corp.	5,755	550,638
Guardant Health, Inc. (b)	1,001	50,220
Humana, Inc.	166	80,012
McKesson Corp.	2,059	703,313
Oak Street Health, Inc. (b)	708	20,497
UnitedHealth Group, Inc.	1,610	873,167
		3,295,424
Life Sciences Tools & Services - 0.2%
Danaher Corp.	413	120,377
Pharmaceuticals - 5.2%
Bayer AG	5,507	321,225
Bristol-Myers Squibb Co.	14,802	1,092,092
Eli Lilly & Co.	511	168,472
GSK PLC sponsored ADR	10,869	458,346
Johnson & Johnson	3,542	618,150
Pliant Therapeutics, Inc. (b)	1,525	26,489
Sanofi SA sponsored ADR	1,886	93,734
Viatris, Inc.	587	5,688
		2,784,196
TOTAL HEALTH CARE		7,245,275
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.9%
Airbus Group NV	2,693	290,364
General Dynamics Corp.	635	143,935
Huntington Ingalls Industries, Inc.	473	102,565
MTU Aero Engines AG	189	36,335
Raytheon Technologies Corp.	812	75,687
Safran SA	370	40,669
The Boeing Co. (b)	5,506	877,161
		1,566,716
Air Freight & Logistics - 2.1%
FedEx Corp.	1,054	245,677
United Parcel Service, Inc. Class B	4,430	863,363
		1,109,040
Airlines - 0.1%
Copa Holdings SA Class A (b)	121	8,134
Ryanair Holdings PLC sponsored ADR (b)	442	32,266
		40,400
Building Products - 0.1%
Johnson Controls International PLC	1,262	68,034
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	5,191	38,361
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,269	231,466
Hubbell, Inc. Class B	557	121,994
Regal Rexnord Corp.	113	15,176
Vertiv Holdings Co.	22,904	261,564
		630,200
Industrial Conglomerates - 5.7%
3M Co.	626	89,668
General Electric Co.	40,036	2,959,061
		3,048,729
Machinery - 0.9%
Cummins, Inc.	263	58,205
Epiroc AB (A Shares)	131	2,316
Flowserve Corp.	2,925	98,982
Fortive Corp.	1,504	96,933
Otis Worldwide Corp.	934	73,011
Stanley Black & Decker, Inc.	406	39,516
Westinghouse Air Brake Tech Co.	1,170	109,360
		478,323
Professional Services - 0.1%
Equifax, Inc.	232	48,467
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	4,967	272,937
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	844	13,347
TOTAL INDUSTRIALS		7,314,554
INFORMATION TECHNOLOGY - 18.4%
IT Services - 3.9%
Amadeus IT Holding SA Class A (b)	1,415	82,509
Edenred SA	3,383	173,226
Fidelity National Information Services, Inc.	2,141	218,725
Genpact Ltd.	1,783	85,727
Global Payments, Inc.	239	29,234
IBM Corp.	597	78,082
MasterCard, Inc. Class A	423	149,653
PayPal Holdings, Inc. (b)	1,431	123,824
Sabre Corp. (b)	7,923	48,726
Snowflake, Inc. (b)	45	6,746
Twilio, Inc. Class A (b)	1,024	86,835
Unisys Corp. (b)	10,318	141,563
Visa, Inc. Class A	4,031	855,015
		2,079,865
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	583	100,253
Applied Materials, Inc.	1,271	134,701
Intel Corp.	4,639	168,442
Lam Research Corp.	193	96,598
Marvell Technology, Inc.	2,357	131,238
NVIDIA Corp.	50	9,082
Qualcomm, Inc.	5,435	788,401
		1,428,715
Software - 8.2%
Adobe, Inc. (b)	235	96,378
Autodesk, Inc. (b)	496	107,295
Coupa Software, Inc. (b)	8	523
DoubleVerify Holdings, Inc. (b)	817	18,734
Dynatrace, Inc. (b)	1,717	64,611
Elastic NV (b)	2,122	169,527
Microsoft Corp.	12,530	3,517,672
PTC, Inc. (b)	492	60,703
Salesforce.com, Inc. (b)	155	28,523
SAP SE sponsored ADR	3,438	320,456
Workday, Inc. Class A (b)	133	20,628
		4,405,050
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	11,578	1,881,541
Samsung Electronics Co. Ltd.	950	44,800
		1,926,341
TOTAL INFORMATION TECHNOLOGY		9,839,971
MATERIALS - 2.5%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	878	22,143
DuPont de Nemours, Inc.	4,710	288,393
		310,536
Metals & Mining - 1.9%
First Quantum Minerals Ltd.	14,250	260,396
Freeport-McMoRan, Inc.	18,214	574,652
Glencore Xstrata PLC	37,569	212,930
		1,047,978
TOTAL MATERIALS		1,358,514
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	551	149,227
Equinix, Inc.	30	21,112
Simon Property Group, Inc.	2,204	239,443
		409,782
UTILITIES - 0.5%
Electric Utilities - 0.4%
Entergy Corp.	442	50,887
PG&E Corp. (b)	3,728	40,486
Southern Co.	1,664	127,945
		219,318
Multi-Utilities - 0.1%
Sempra Energy	126	20,891
TOTAL UTILITIES		240,209
TOTAL COMMON STOCKS (Cost $38,573,222)		51,086,784

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	200	7,868

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	5,971	54,456

TOTAL PREFERRED STOCKS (Cost $74,396)		62,324

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	2,306,605	2,307,066
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	2,800	2,800
TOTAL MONEY MARKET FUNDS (Cost $2,309,866)		2,309,866

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $40,957,484)	53,458,974
NET OTHER ASSETS (LIABILITIES) - 0.1%	79,487
NET ASSETS - 100.0%	53,538,461

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,477 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,868 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	688,607	4,672,966	3,054,507	7,367	-	-	2,307,066	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	47,125	40,207	84,532	48	-	-	2,800	0.0%
Total	735,732	4,713,173	3,139,039	7,415	-	-	2,309,866

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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